Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Revenues by Products and Services

The information of revenues by products and services is shown below:

		Year ended December 31,
Products		2024	2023			2022
Branded	Ps.	23,264,743	Ps.	20,900,242	Ps.	16,817,176
Private label		30,737,804		20,466,545		13,859,748
Spot		3,255,961		2,557,310		1,739,956
Other		74,819		63,706		55,697
Total	Ps.	57,333,327	Ps.	43,987,803	Ps.	32,472,577